Schedule of Fair Value of non-U.S. Pension Plan Investments (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Postemployment Benefits [Line Items]
Share price of mutual funds, certificates of deposit and other short-term cash investments included in cash, money market and other securities	$ 1
Foreign Pension Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
U.S. Equity	$ 0	[1]	$ 15	[1]
Other International Equity	51	[1]	4	[1]
Debt Securities Fixed Income	211	[1]	136	[1]
Liability Driven Investments	0	[2],[3]	62	[2],[3]
Balanced Pooled Funds	11	[1],[4]	8	[1],[4]
Pooled Insurance Products with Fixed Income Guarantee	5	[1]	6	[1]
Fair value of plan assets at end of year	278		231		201
Foreign Pension Plans, Defined Benefit | Fair Value, Inputs, Level 1
Schedule of Postemployment Benefits [Line Items]
U.S. Equity	0	[1]	0	[1]
Other International Equity	0	[1]	0	[1]
Debt Securities Fixed Income	0	[1]	0	[1]
Liability Driven Investments	0	[2],[3]	0	[2],[3]
Balanced Pooled Funds	0	[1],[4]	0	[1],[4]
Pooled Insurance Products with Fixed Income Guarantee	0	[1]	0	[1]
Fair value of plan assets at end of year	0		0
Foreign Pension Plans, Defined Benefit | Fair Value, Inputs, Level 2
Schedule of Postemployment Benefits [Line Items]
U.S. Equity	0	[1]	15	[1]
Other International Equity	51	[1]	4	[1]
Debt Securities Fixed Income	211	[1]	136	[1]
Liability Driven Investments	0	[2],[3]	62	[2],[3]
Balanced Pooled Funds	11	[1],[4]	8	[1],[4]
Pooled Insurance Products with Fixed Income Guarantee	5	[1]	6	[1]
Fair value of plan assets at end of year	278		231
Foreign Pension Plans, Defined Benefit | Fair Value, Inputs, Level 3
Schedule of Postemployment Benefits [Line Items]
U.S. Equity	0	[1]	0	[1]
Other International Equity	0	[1]	0	[1]
Debt Securities Fixed Income	0	[1]	0	[1]
Liability Driven Investments	0	[2],[3]	0	[2],[3]
Balanced Pooled Funds	0	[1],[4]	0	[1],[4]
Pooled Insurance Products with Fixed Income Guarantee	0	[1]	0	[1]
Fair value of plan assets at end of year	$ 0		$ 0

[1]	Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.
[2]	Level 2 fixed income securities are valued using a market approach that includes various valuation techniques and sources, primarily using matrix/market corroborated pricing based on observable inputs including yield curves and indices.
[3]	Liability driven investments consist of a series of funds designed to provide returns matched to expected future cash flows, and include approximately 70% investments in fixed income securities targeting returns in line with 3-month euribor in the medium term, and 30% swaps, with an underlying portfolio of bonds and cash to counterbalance changes in the value of the swaps.
[4]	The fund provides a mix of approximately 60% equity and 40% fixed income securities that achieves the target asset mix for the plan.